Commitments and Contingencies - Schedule of Maturity of Operating Lease Liability (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Maturity of Operating Lease Liability [Abstract]
2026	$ 41,179	$ 121,988
2027		41,179
Total lease payments	102,685	163,167
Less: Interest	(1,066)	(2,826)
Present value of lease liability	$ 101,619	$ 160,341